Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2	Basis of presentation for the consolidated financial statements

2.1	Accounting period

These consolidated financial statements cover the following periods:

(a)	Consolidated Statements of Financial Position as of December 31, 2019 and 2018.

(b)	Consolidated Statements of Income for the years ended December 31, 2019, 2018 and 2017.

(c)	Consolidated Statements of Comprehensive Income for years ended December 31, 2019, 2018 and 2017.

(d)	Consolidated Statements of Changes in Equity for the years ended December 31, 2019, 2018 and 2017.

(e)	Consolidated Statements of Direct-Method Cash Flows for ended December 31, 2019, 2018 and 2017.

2.2	Consolidated financial statements

These consolidated financial statements of the company and its subsidiaries were prepared in accordance with IFRS and represent the full, explicit and unreserved adoption of IFRS as issued by the International Accounting Standards Board (the “IASB”).

These consolidated financial statements fairly present the Company’s financial position as of December 31, 2019 and 2018 and the results of operations, changes in equity and cash flows for the years ended December 31, 2019, 2018 and 2017.

IFRS establish certain alternatives for their application, those applied by the Company are detailed in Notes 2 and 3.

The accounting policies used in the preparation of these consolidated annual fi nancial statements
comply with each IFRS in force at their date of presentation.

Certain reclassifications were made as of and for the year ended December 31, 2018 to present figures consistently with reported amounts as of December 31, 2019.
These revisions were not considered material to the previously issued financial statements.

Items	Original balances reported as of December 31, 2018	Reclassification	Balances reclassified as of December 31, 2018
	ThUS$	ThUS$	ThUS$
Trade and other receivables, current	464,855	1,764	466,619
Trade receivables due from related parties, current	44,554	(1,764)	42,790
Other non-financial assets, current	49,186	(1,214)	47,972
Intangible assets other than goodwill	188,283	1,067	189,350
Goodwill	34,718	148	34,866
Cost of sales	(1,483,524)	(2,107)	(1,485,631)
Finance costs	(59,914)	2,107	(57,807)

2.3	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following:

(a)	Inventories are recorded at the lower of cost and net realizable value.

(b)	Financial derivatives at fair value.

(c)	Certain financial investments classified as available for sale measured at fair value with an offsetting entry in other comprehensive income.

2.4	Accounting pronouncements

New accounting pronouncements

(a)	The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2019:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
IFRS 16 "Leases" - issued in January 2016
Establishes the standards to recognize, measure, present and disclose leases. IFRS 16 replaces IAS 17 and introduces a unique lessee accounting model that requires a lessee to recognize the assets and liabilities of all rental contracts with a term of over 12 months, unless the underlying asset is of low value. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, and early implementation is permitted for entities that apply IFRS 15, or before the date that IFRS 16 is initially implemented.
01-01-2019

IFRIC 23 "Uncertainty over Income Tax Treatments". Published in June 2016	This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12, when there is uncertainty over income tax treatments.	01-01-2019

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendment to IFRS 9 “Financial Instruments”. Published in October 2017
The amendment permits more assets to be measured at amortized cost than under the previous version of IFRS 9, in particular some pre-payable financial assets with negative compensation. The assets affected, which include some loans and debt securities, would otherwise have been measured at fair value through profit and loss (FVTPL). For them to qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract.”
01-01-2019

Amendment to IAS 28 “Investments in Associates and Joint Ventures” Published in October 2017
This amendment clarifies that companies should apply IFRS 9 to account for long-term interests in an associate or joint venture to which the equity method is not applied. The IASB Board has published an example that illustrates how companies should apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associate or joint venture.
01-01-2019

Amendment to IFRS 3 “Business Combinations” - Published in December 2017
The amendment clarified that gaining control of a company that is a joint venture deals with a business combination that is achieved in stages. The acquirer must remeasure previously held interests in that business at fair value at the date of acquisition.
01-01-2019

Amendment to IFRS 11 “Joint Arrangements” - Published in December 2017.	The amendment clarified that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.	01-01-2019

Amendment to IAS 12 “Income Tax” - Published in December 2017.
This modification clarified that the income tax consequences of dividends on financial instruments classified as equity should be recognized when the past transactions or events that generated distributable profits were originally recognized.
01-01-2019

Amendment to IAS 23 Borrowing Costs - Published in December 2017.
This amendment clarifies that the borrowing costs of specific borrowings that remain outstanding after the related qualifying asset is ready for intended use or for sale will be considered as part of the general borrowing costs of the entity.
01-01-2019

Amendment to IAS 19 “Employee Benefits” - Published in February 2018
The amendment requires entities to use updated assumptions to determine the current service cost and net interest for the remainder of the period after a modification, reduction or settlement of the plan; and to recognize in profit or loss as part of the cost of the past service, or a profit or loss in the settlement, any reduction in a surplus, even if that surplus was not previously recognized because it did not exceed the upper limit of the asset
01-01-2019

Management considers that the adoption of the aforementioned standards, amendments and interpretations did not significantly impact the company’s consolidated financial statements, except for IFRS 16, detailed in notes 4.2 and 13.4 f).

(b)	Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2019 and which the Company has not adopted early are as follows:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendment to IFRS 3 “Definition of a Business” - Published in October 2018
This amendment revises the definition of a business. Based on the feedback received by the IASB, the application of the current guidance is frequently seen as too complex, and results in too many transactions that qualify as business combinations.
01-01-2020

Amendment to IAS 1 “Presentation of Financial Statements” and “IAS 8” Accounting Policies, Changes in Accounting Estimates and Errors - Published in October 2018.
This amendment establishes a consistent definition of materiality in all the IFRCs and the Conceptual Framework for Financial Information; it clarifies the explanation of the definition of material; and it incorporates some of the guidelines in IAS 1 on immaterial information.
01-01-2020

Amendment to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”, Published in September 2014
These amendments address an inconsistency between the requirements in IFRS 10 and those in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.
Undetermined

Amendments to IFRS 9, IAS 39 and IFRS 7 “Reform to the referential interest rate” Published in September 2019
These amendments provide certain simplifications in relation to the reform to the referential interest rates. These simplifications relate to hedge accounting and affect the IBOR reform, which generally shouldn’t result in the finalization of hedge accounting. However, any hedge ineffectiveness should continue to be recorded in the results
.
01-01-2020

Management believes that the adoption of the above standards, amendments and interpretations will not have a significant impact on the Company’s financial statements.

2.5	Basis of consolidation

(a)	Subsidiaries

The Company established control as the basis of consolidation of its financial statements. The Company controls a subsidiary when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.

The consolidation of a subsidiary starts when the Group controls it and it is no longer included in the consolidation when this control is lost.

Subsidiaries are consolidated through a line by line method, adding items that represent assets, liabilities, income and expenses with a similar content, and eliminating operations between companies within the SQM Group.

Results for dependent companies acquired or disposed of during the period are included in the consolidated accounts from the date on which control is transferred to the SQM Group or until the date when this control ends, as relevant.

To account for an acquisition of a business, the Company uses the acquisition method. Under this method, the acquisition cost is the fair value of assets delivered, equity securities issued, and incurred or assumed liabilities at the date of exchange. Assets, liabilities and contingencies identifiable assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure the non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquire. For more information, please see Note 8.1.

(b)	Companies included in consolidation:

				Ownership interest
			Functional	As of December 31, 2019			As of December 31, 2018
TAX ID No.	Foreign subsidiaries	Country of origin	Currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp.	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100,0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Curacao	US$	0.0002	99.99980	100.0000	100.0000
Foreign	SQI Corporation N.V.	Curacao	US$	0.0159	99.98413	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración Y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Perú S.A.	Peru	US$	0.0091	99.99093	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos México S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Curacao	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	0.8400	99.1600	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.84030	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading A.V.V.	Aruba	US$	98.3333	1.666700	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Australia PTY	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SACAL S.A. (1)	Argentina	ARS	0.0000	0.0000	0.0000	100.0000
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited.	Thailand	US$	0.0000	99.99600	99.9960	99.9960
Foreign	SQM International N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
96.801.610-5	Comercial Hydro S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
96.651.060-9	SQM Potasio S.A.	Chile	US$	99.9999	0.0000	99.9999	99.9999
96.592.190-7	SQM Nitratos S.A.	Chile	US$	99.9999	0.0001	100.0000	100.0000
96.592.180-K	Ajay SQM Chile S.A.	Chile	US$	51.0000	0.0000	51.0000	51.0000
86.630.200-6	SQMC Internacional Ltda. (2)	Chile	Ch$	0.0000	0.0000	0.0000	60.6381
79.947.100-0	SQM Industrial S.A.	Chile	US$	99.0470	0.9530	100.0000	100.0000
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0.0003	99.9997	100.0000	100.0000
79.768.170-9	Soquimich Comercial S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
79.626.800-K	SQM Salar S.A.	Chile	US$	18.1800	81.8200	100.0000	100.0000
78.053.910-0	Proinsa Ltda. (3)	Chile	Ch$	0.0000	0.0000	0.0000	60.5800
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0.0000	100.0000	100.0000	100.0000
76.425.380-9	Exploraciones Mineras S.A.	Chile	US$	0.2691	99.7309	100.0000	100.0000
76.064.419-6	Comercial Agrorama Ltda. (4)	Chile	Ch$	0.0000	42.4468	42.4468	42.4468
76.145.229-0	Agrorama S.A.	Chile	Ch$	0.0000	60.6387	60.6387	60.6387
76.359.919-1	Orcoma Estudios SPA	Chile	US$	51.0000	0.0000	51.0000	51.0000
76.360.575-2	Orcoma SPA	Chile	US$	100.0000	0.0000	100.0000	100.0000
76.686.311-9	SQM MaG SpA	Chile	US$	0.0000	100.0000	100.0000	100.0000

1)	On June 26, 2019, SACAL was liquidated.
2)	On March 01, 2019, SQMC Internacional merged with Soquimich Comercial S.A.
3)	On April 01, 2019, Proinsa Ltda was liquidated.
4)	Comercial Agrorama Ltda was consolidated as it is controlled through the subsidiary Soquimich Comercial S.A.

2.6	Investments in associates and joint ventures

(a)	Joint ventures

Investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

With respect to joint operations, the Company recognizes its direct right to the assets, liabilities, income and expenses of the joint operation and its share of the jointly owned or incurred assets, liabilities, income and expenses.

(b)

Joint ventures and investments in associates

Interests in companies over which joint control is exercised (joint ventures) or where an entity has significant influence (associates) are recognized using the equity accounting method. Significant influence is presumed when the investor owns over 20% of the investee’s share capital. The investment is recognized using this method in the statement of financial position at cost plus changes subsequent to acquisition and includes the proportional share of the associate’s equity. For these purposes, the percentage interest in the associate is used. The associated acquired goodwill is included in the investee’s book value and is not amortized. The debit or credit to the income statement reflects the proportional share of the profit or loss of the associate.

Unrealized gains from transactions with subsidiaries or associates are eliminated in accordance with the Company's percentage interest in such entities. Any unrealized losses are also eliminated, unless that transaction provides evidence that the transferred asset is impaired.

Changes in associate’s equity are recognized proportionally with a charge or credit to "Other Reserves" and are classified according to their origin. The reporting dates of the associate, the Company and related policies are similar for equivalent transactions and events in similar circumstances. In the event that significant influence is lost, or the investment is sold, or held for sale, the equity method is suspended, until the proportional part of the gain or loss is recognized. If the resulting value under the equity method is negative, the share of profit or loss is reflected as zero in the consolidated financial statements, unless there is a commitment by the Company to restore the capital position of the Company, in which case the related risk provision and expense are recorded.

Dividends received by these companies are recorded by reducing the value of the investment, and the proportional part of the gain or loss recognized in accordance with the equity method is included in the consolidated income statement under "Share of Gains (Losses) of Associates and Joint Ventures Accounted for Using the Equity Method''.